Equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Summary of share capital
	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	December 31,		December 31,		December 31,		December 31,
	2018	2017	2018	2017	2018	2017	2018	2017
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of NIS 1.0 par value	160,000	80,000	75,932	19,179	160,000	80,000	20,924	5,292

Summary of grants of options to employees and other service

Date of grant	Number of options granted	exercise price per option (NIS)	Fair value on grant date-NIS in thousands	Number of options outstanding- December 31, 2018	Number of options exercisable at 31, December 2018	Expiration date
July 2014 (***)	(*)310,000	(**)0.537	56	310,000	310,000	July 17, 2020
July 2014 (***)	3,070,000	(**)0.537	554	1,330,000	1,330,000	July 17, 2020
December 2015 (****)	(*)157,500	2.05	116	157,500	118,125	December 29, 2021
December 2015 (****)	664,800	2.05	491	251,300	188,475	December 29, 2021
October 2017 (****)	(*)4,000,000	0.162	167	1,750,000	437,500	October 17, 2023
October 2017 (****)	7,630,000	0.162	942	7,630,000	1,907,500	October 17, 2023
January 2019 (*****)	(*)3,000,000	0.59	947	3,000,000	250,000	January 9, 2025
Total	18,832,300			14,428,800	4,541,600

(*)	Granted to related parties.
(**)	Linked to the CPI as set out in the option allotment plan.
(***)	Each 100 options is exercisable into 1 ordinary share.
(****)	Each 10 options is exercisable into 1 ordinary share.
(*****)	Each 1 option is exercisable into 1 ordinary share.

Summary of options calculated using the Black and Scholes options pricing model

Date of grant	Fair value on grant date-NIS in thousands	Share price on date of grant (NIS)	Expected dividend	Expected volatility	Risk free interest	Vesting conditions	Expected term
October 2017	1,109	1.62	None	64%	1.16%	four equal batches, following one, two, three and four years from their grant date	6 years
January 2019	947	0.506	None	74%	1.45%	will vest in 12 equal quarterly installments over a three-year period commencing October 1, 2018	6 years

Summary of number share options and the weighted averages of their exercise prices
	For the year ended December 31,
	2018		2017		2016
	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)
Outstanding at the beginning of year	18,308,800	5.80	8,722,500	46.92	10,459,800	48.01
Granted	3,000,000	0.59	11,630,000	1.62	-	-
Forfeited	-	-	(801,064)	35.16	(302,500)	64.49
Expired	(6,880,000)	15.16	(1,242,636)	37.44	(1,434,800)	50.90
Outstanding at year end	14,428,800	1.25	18,308,800	5.80	8,722,500	46.92
Exercisable at year end	4,541,600	3.83	6,064,400	61.09	7,208,542	63.17